GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expense [Line Items]
General and administrative expenses	$ 25,375	$ 11,481	$ 7,506
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	11,159	4,903	3,880
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	1,855	1,415	1,231
Professional services
General And Administrative Expense [Line Items]
General and administrative expenses	9,132	3,479	1,461
Medical affairs
General And Administrative Expense [Line Items]
General and administrative expenses	1,052	299
Office related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	1,168	585	547
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 1,009	$ 800	$ 387